UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period:   4/30/14

Item 1.  Reports to Stockholders.

Belvedere Alternative Income Fund

Class A Shares (BELAX)

Class C Shares (BELCX)

Class I Shares (BELIX)

Class R Shares (BELRX)

Semi-Annual Report

April 30, 2014

Belvedere Alternative Income Fund
PORTFOLIO REVIEW
April 30, 2014 (Unaudited)

The Fund's performance figures* for the periods ended April 30, 2014, compared to its benchmarks:

	Six Months	1 Year	Since Inception(a,b)
Class A	(0.46)%	(0.27)%	2.56%
Class A with 5.75% load	(6.15)%	(5.98)%	(1.91)%
Class C	(1.05)%	(1.15)%	1.89%
Class R	(0.46)%	(0.27)%	2.58%
Class I	(0.46)%	(0.27)%	2.56%
Merrill Lynch 3-Month U.S. Treasury Bill Index(a,c)	0.03%	0.06%	0.07%
Merrill Lynch 3-Month U.S. Treasury Bill Index(b,c)	0.03%	0.06%	0.07%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 3.20%, 3.95%, 2.95% and 3.45% for Class A, Class C, Class I, and Class R shares, respectively, through February 28, 2015.  Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-851-2525.

(a) Belvedere Alternative Income Fund Class A and I shares commenced investment operations on December 31, 2012.
(b) Belvedere Alternative Income Fund Class C and R shares commenced investment operations on January 2, 2013.

(c) The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unweighted index which measures the performance of three-month maturity U.S. Treasury Bills. Each month a one-bill portfolio containing the shortest-term bill having not less than three months to maturity is constructed. To measure holding period returns for the one-bill portfolio, the bill is priced as of the last trading day of the previous month-end and as of the last trading day of the current month.

Belvedere Alternative Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2014

ASSETS
Cash	$ 2,208,331
Receivable due from Advisor	24,595
Prepaid expenses and other assets	3,752
TOTAL ASSETS	2,236,678

LIABILITIES
Distribution (12b-1) fees payable	85
Payable for Fund shares repurchased	10,691
Accrued expenses and other liabilities	31,821
TOTAL LIABILITIES	42,597
NET ASSETS	$ 2,194,081

Composition of Net Assets:
Paid in capital [$0 par value, unlimited shares authorized]	$ 2,234,210
Undistributed net investment loss	(155,452)
Accumulated net realized gain from options and futures	115,323
NET ASSETS	$ 2,194,081

See accompanying notes to financial statements.

Belvedere Alternative Income Fund
STATEMENT OF ASSETS AND LIABILITIES (continued)
April 30, 2014

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 10.34
Shares of beneficial interest outstanding (c)	1
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)	$ 10.09

Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 10.70

Class C Shares:
Net Assets	$ 9,857
Shares of beneficial interest outstanding (c)	985
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 10.00

Class R Shares:
Net Assets	$ 10.34
Shares of beneficial interest outstanding (c)	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.09

Class I Shares:
Net Assets	$ 2,184,203
Shares of beneficial interest outstanding (c)	216,465
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.09

(a)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(b)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following each investment.
(c) Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Belvedere Alternative Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2014 *

EXPENSES
Investment advisory fees	38,957
Distribution (12b-1) fees:
Class C	49
Professional fees	33,772
Administration fees	17,000
Transfer agent fees	15,500
Trustees fees and expenses	14,469
Compliance officer fees	11,688
Accounting services fees	7,813
Custodian fees	4,787
Printing and postage expenses	4,127
Offering costs	3,949
Registration fees	3,620
Non 12b-1 shareholder servicing	61
Other expenses	3,204
TOTAL EXPENSES	158,996

Less: Fees waived by the Advisor	(63,552)
Less: Fees waived by the other affiliates	(36,646)
NET EXPENSES	58,798

NET INVESTMENT LOSS	(58,798)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain (loss) from:
Option Contracts	80,965
Future Contracts	(32,244)
Futures Commissions	(5,594)
Net realized gain	43,127

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	43,127

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (15,671)

*The Belvedere Alternative Income Fund commenced operations on December 31, 2012.

See accompanying notes to financial statements.

Belvedere Alternative Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	April 30, 2014 (a)	October 31, 2013 (a)
FROM OPERATIONS
Net investment loss	$ (58,798)	$ (96,654)
Net realized gain from options and futures	43,127	180,569
Net increase (decrease) in net assets resulting from operations	(15,671)	83,915

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class C	(249)	-
Class I	(108,124)	-
Total distributions to shareholders	(108,373)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	-	10
Class C	-	10,010
Class I	225,725	5,417,486
Class R	-	10
Net asset value of shares issued in reinvestment of distributions:
Class I	91,693	-
Redemption fee proceeds:
Class I	273	298
Payments for shares redeemed:
Class I	(2,552,784)	(958,511)
Net increase (decrease) in net assets from shares of beneficial interest	(2,235,093)	4,469,303

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,359,137)	4,553,218

NET ASSETS
Beginning of Period	4,553,218	-
End of Period *	$ 2,194,081	$ 4,553,218
*Includes undistributed net investment loss of:	$ (155,452)	$ (96,654)

SHARE ACTIVITY
Class A:
Shares Sold	1	1
Net increase in shares of beneficial interest outstanding	1	1

Class C:
Shares Sold	-	985
Net increase in shares of beneficial interest outstanding	-	985

Class I:
Shares Sold	22,243	529,774
Shares Reinvested	9,106
Shares Redeemed	(251,959)	(92,699)
Net increase (decrease) in shares of beneficial interest outstanding	(220,610)	437,075

Class R:
Shares Sold	-	1
Net increase in shares of beneficial interest outstanding	-	1

(a)The Belvedere Alternative Income Fund commenced operations on December 31, 2012

See accompanying notes to financial statements.

Belvedere Alternative Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	Six Months Ended		Period Ended
	April 30, 2014		October 31, 2013	(1)

Net asset value, beginning of period	$ 10.39		$ 10.00

Activity from investment operations:
Net investment loss	(0.10)	(2)	(0.10)	(2)
Net realized and unrealized gain
from investments	0.05		0.49
Total from investment operations	(0.05)		0.39

Less distributions from:
Net realized gains	(0.25)		-
Total distributions	(0.25)		-

Paid-in-Capital From Redemption Fees (2)	-		-

Net asset value, end of period	$ 10.09		$ 10.39

Total return (3)	(0.46)%	(6)	3.90%	(6)

Net assets, at end of period	$ 10		$ 10

Ratio of gross expenses to average
net assets (4)(5)(8)	10.93%	(7)	10.97%	(7)
Ratio of net expenses to average
net assets (5)	3.20%	(7)	3.20%	(7)
Ratio of net investment loss
to average net assets (5)	(1.94)%	(7)	(1.17)%	(7)

Portfolio Turnover Rate	0%	(6)	0%	(6)

(1)	The Belvedere Alternative Income Fund Class A shares commenced investment operations on December 31, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.
(3)

Total Return shown excludes the effect of applicable sales charges and redemption fees.  Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8)	As the share class had 1 share outstanding over the period, the ratio presented is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

Belvedere Alternative Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Each Period

	Class C

	Six Months Ended		Period Ended
	April 30, 2014	(1)	October 31, 2013	(1)

Net asset value, beginning of period	$ 10.36		$ 10.00

Activity from investment operations:
Net investment loss	(0.68)	(2)	(0.34)	(2)
Net realized and unrealized gain
on investments	0.57		0.70
Total from investment operations	(0.11)		0.36

Less distributions from:
Net realized gains	(0.25)		-
Total distributions	(0.25)		-

Paid-in-Capital From Redemption Fees (2)	-		-

Net asset value, end of period	$ 10.00		$ 10.36

Total return (3)	(1.05)%	(6)	3.60%	(6)

Net assets, at end of period (000s)	$ 10		$ 10

Ratio of gross expenses to average
net assets (4)(5)	11.68%	(7)	11.72%	(7)
Ratio of net expenses to average
net assets (5)	3.95%	(7)	3.95%	(7)
Ratio of net investment loss
to average net assets (5)	(3.95)%	(7)	(3.92)%	(7)

Portfolio Turnover Rate	0%	(6)	0%	(6)

(1)	The Belvedere Alternative Income Fund Class C shares commenced investment operations on January 2, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.
(3)

Total Return shown excludes the effect of applicable redemption fees.  Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.

See accompanying notes to financial statements.

Belvedere Alternative Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	Six Months Ended		Period Ended
	April 30, 2014	(1)	October 31, 2013	(1)

Net asset value, beginning of period	$ 10.39		$ 10.00

Activity from investment operations:
Net investment loss	(0.15)	(2)	(0.25)	(2)
Net realized and unrealized gain
on investments	0.10		0.64
Total from investment operations	(0.05)		0.39

Less distributions from:
Net realized gains	(0.25)		-
Total distributions	(0.25)		-

Paid-in-Capital From Redemption Fees	-	*	-	*

Net asset value, end of period	$ 10.09		$ 10.39

Total return (3)	(0.46)%	(6)	3.90%	(6)

Net assets, at end of period (000s)	$ 2,184		$ 4,543

Ratio of gross expenses to average
net assets (4)(5)	10.68%	(7)	10.72%	(7)
Ratio of net expenses to average
net assets (5)	2.95%	(7)	2.95%	(7)
Ratio of net investment loss
to average net assets (5)	(2.96)%	(7)	(2.93)%	(7)

Portfolio Turnover Rate	0%	(6)	0%	(6)

*	Amount is less than $0.005 per share.
(1)	The Belvedere Alternative Income Fund Class I shares commenced investment operations on December 31, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.
(3)

Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.

See accompanying notes to financial statements.

Belvedere Alternative Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R

	Six Months Ended		Period Ended
	April 30, 2014	(1)	October 31, 2013	(1)

Net asset value, beginning of period	$ 10.39		$ 10.00

Activity from investment operations:
Net investment loss	(0.11)	(2)	(0.11)	(2)
Net realized and unrealized gain
on investments	0.06		0.50
Total from investment operations	(0.05)		0.39

Less distributions from:
Net realized gains	(0.25)		-
Total distributions	(0.25)		-

Paid-in-Capital From Redemption Fees (2)	-		-

Net asset value, end of period	$ 10.09		$ 10.39

Total return (3)	(0.46)%	(6)	3.90%	(6)

Net assets, at end of period	$ 10		$ 10

Ratio of gross expenses to average
net assets (4)(5)(8)	11.18%	(7)	11.22%	(7)
Ratio of net expenses to average
net assets (5)	3.45%	(7)	3.45%	(7)
Ratio of net investment loss
to average net assets (5)	(2.14)%	(7)	(1.28)%	(7)

Portfolio Turnover Rate	0%	(6)	0%	(6)

(1)	The Belvedere Alternative Income Fund Class R shares commenced investment operations on January 2, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.
(3)

Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8)	As the share class had 1 share outstanding over the period, the ratio presented is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

Belvedere Alternative Income Fund

Notes to Financial Statements (Unaudited)

April 30, 2014

 1.

ORGANIZATION

The Belvedere Alternative Income Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.  The Fund commenced operations on December 31, 2012. The investment objective is to seek capital appreciation and capital preservation.

The Fund offers Class A, Class C, Class I, and Class R shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%.  Investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C shares of the Fund are sold at NAV without an initial sales charge but may be subject to a CDSC on shares redeemed. Class R shares of the Fund are sold at NAV without an initial sales charge and are not subject to a CDSC.  Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees or a CDSC, but have a higher minimum initial investment than Class A, Class C, and Class R shares.  All classes are subject to a 2% redemption fee on redemptions made in 90 days of the original purchase.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor.  The team may also enlist

Belvedere Alternative Income Fund

Notes to Financial Statements (Continued)(Unaudited)

April 30, 2014

third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Belvedere Alternative Income Fund

Notes to Financial Statements (Continued)(Unaudited)

April 30, 2014

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For the six months ending April 30, 2014, the Fund held no securities.

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2014. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Options - The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.  The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are

Belvedere Alternative Income Fund

Notes to Financial Statements (Continued)(Unaudited)

April 30, 2014

exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Futures –The Fund may purchase long and short call and put options on Standard & Poor's 500 Index (“S&P”) futures contracts. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. If the Adviser incorrectly forecasts the value of investments in using a futures contract, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by a Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

During the six months ended April 30, 2014, the Fund’s realized loss on futures contracts subject to equity price risk amounted to ($32,244), respectively which serves as an indicator of the volume of derivative activity for the Fund during the period. The Fund’s primary risk exposure for derivative contracts was equity risk as of and for the six months ended April 30, 2014.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2014, amounted to $0 and $0 respectively.

4.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees  – Belvedere Asset Management, LLC.  serves as the Fund’s Investment Advisor (the “Advisor”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.95% of the Fund’s average daily net assets. At a meeting of the Fund’s Board held on April 11, 2014, the Board concluded that it would be in the best interests of the Fund and its shareholders to engage ES Capital Advisors, LLC as investment adviser to the Fund. An interim investment advisory agreement (the “Interim Advisory Agreement”) was approved by the Board (including a majority of the Independent Trustees) pursuant to Rule 15a-4 under the Investment Company Act of 1940 (the “1940 Act”).

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “waiver agreement”), until at least February 28, 2015, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 3.20%, 3.95%, 2.95%, and 3.45% of the Fund’s average daily net assets for Class A, Class C, Class I, and Class R shares, respectively;   subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 3.20%, 3.95%, 2.95%, and 3.45% of average daily net assets attributable to Class A, C, I and R shares, respectively the Advisor shall be entitled to be reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed the limitations of average daily net assets for each class respectively.  If Fund Operating Expenses attributable to Class A, C, I and R shares

Belvedere Alternative Income Fund

Notes to Financial Statements (Continued)(Unaudited)

April 30, 2014

subsequently exceed the limitations per annum of the average daily net assets, the reimbursements shall be suspended. During the six months ended April 30, 2014, the Advisor reimbursed $63,552 in expenses to the Fund. During the period ended October 31, 2013, the Advisor has reimbursed $243,983 in expenses to the Fund which may be recaptured through October 31, 2016.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00%, and 0.50% of its average daily net assets for Class A, Class C, and Class R, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Class R shares.   The Distributor is an affiliate of GFS. For the six months ended April 30, 2014, the Distributor received $0 in underwriting commissions for sales of Class A shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund. During the six months ended April 30, 2014, GFS reimbursed $36,646 in expenses to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5.

OPTION CONTRACTS

During the six months ended April 30, 2014, the Fund’s realized gain on option contracts subject to equity price risk amounted to $80,965, respectively which serves as an indicator of the volume of derivative activity for the Fund during the period. The Fund’s primary risk exposure for derivative contracts was equity risk as of and for the six months ended April 30, 2014.

The number of option contracts written and the premiums received by the Fund during the six months ended April 30, 2014, were as follows:

	Options Written
	Contracts	Premium
Outstanding at October 31, 2013	-	$ -
Options written	730	427,767
Options exercised	-	-
Options expired	(275)	(133,858)
Options closed	(455)	(293,909)
Outstanding at April 30, 2014	-	$ -

Belvedere Alternative Income Fund

Notes to Financial Statements (Continued)(Unaudited)

April 30, 2014

6.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the six months ended April 30, 2014, the Fund assessed $273 in redemption fees.

7.

DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENETS OF CAPITAL

As of October 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ -	$ 108,341	$ -	$ -	$ (24,426)	$ -	$ 83,915

Permanent book and tax differences, primarily attributable to net operating loss, resulted in reclassification for the six months ended October 31, 2013 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$ -	$ 72,228	$ (72,228)

8.

SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Belvedere Alternative Income Fund

EXPENSE EXAMPLES

April 30, 2014 (Unaudited)

As a shareholder of Belvedere Alternative Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Belvedere Alternative Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 31, 2013 through April 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Belvedere Alternative Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13– 4/30/14	Expense Ratio During Period** 11/1/13– 4/30/14
Class A	$1,000.00	$ 995.40	$15.83	3.20%
Class C	1,000.00	989.50	19.49	3.95
Class I	1,000.00	1,004.60	14.66	2.95
Class R	1,000.00	1,001.90	17.12	3.45
Hypothetical (5% return before expenses)
Class A Class C	1,000.00 1,000.00	1,008.93 1,005.21	15.94 19.64	3.20 3.95
Class I	1,000.00	1,010.17	14.70	2.95
Class R	1,000.00	1,007.69	17.17	3.45

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**Annualized.

Belvedere Alternative Income Fund

Additional Information (Unaudited)

April 30, 2014

Approval of Advisory Agreement – Belvedere Alternative Income Fund

Belvedere Asset Management, LLC (“Belvedere”) managed the Fund’s investment portfolio on a day-to-day basis as the Fund’s adviser from the Fund’s inception until April 10, 2014. On April 10, 2014, Belvedere submitted notice to the Fund’s Board of its resignation as the investment adviser to the Fund to pursue other investment management endeavors.  In light of this change, at a meeting of the Fund’s Board held on April 11, 2014, the Board concluded that it would be in the best interests of the Fund and its shareholders to engage ES Capital Advisors, LLC as investment adviser to the Fund. An interim investment advisory agreement (the “Interim Advisory Agreement”) was approved by the Board (including a majority of the Independent Trustees) pursuant to Rule 15a-4 under the Investment Company Act of 1940 (the “1940 Act”).

On May 20, 2014, the Fund’s Board, including all of the Independent Trustees, determined that it would be in the best interests of the Fund and its shareholders to recommend to the Fund’s shareholders the approval of an successor investment advisory agreement (the “Successor Advisory Agreement”, and together with the Interim Agreement, the “Advisory Agreements”) between the Fund and ES Capital, with the approval of the Successor Agreement subject to shareholder approval at a special meeting scheduled to take place on August 1, 2014.

In connection with the Board’s consideration of the Advisory Agreements, the Board received written materials in advance of the meetings held on April 11, 2014 and May 20, 2014 (together, the “Meetings”), which included information regarding: (i) a description of ES Capital’s investment management personnel and ownership structure; (ii) an overview of ES Capital’s operations and financial condition; (iii) a comparison of the proposed advisory fee to be charged to the Fund with the fees charged to comparable mutual funds; (iv) a comparison of the Fund’s net expense ratio with the net expense ratios of comparable mutual funds; (v) the anticipated level of profitability from ES Capital’s fund-related operations; (vi) ES Capital’s compliance policies and procedures; and (vii) information regarding the hypothetical performance of the Fund’s proposed strategy. In evaluating the Advisory Agreements, the Board did not identify any single factor as controlling.  Matters considered by the Board regarding its approval of the Advisory Agreements included, among others, the following1:

Nature, Extent and Quality of Services. The Board reviewed materials provided by ES Capital related to the proposed Advisory Agreements, including: (i) copies of the proposed Advisory Agreements and the proposed Operating Expenses Limitation and Security Agreement; (ii) ES Capital’s Form ADV Part I; (iii) a description of the Fund’s investment objective and investment strategy and ES Capital’s oversight responsibility with respect to the proposed sub-adviser; (iv) a review of the professional personnel that would perform services for the Fund, including the team of individuals that would primarily monitor and execute the investment and administration process; (v) a description of the services to be provided by ES Capital and those services to be delegated to a sub-adviser; (vi) a review of ES Capital’s financial condition; and (vii) copies of ES Capital’s compliance policies and procedures, including ES Capital’s  business continuity plan.

In reaching their conclusions, the Board considered that ES Capital would delegate day-to–day security selection investment decisions to Merriman Asset Management, Inc., d/b/a Merriman Wealth Advisors (“Merriman”), and generally provide management and operational oversight of Merriman, including by providing direction regarding portfolio composition. The Board reviewed the description provided by ES Capital of its practices for monitoring and evaluating the Fund’s portfolio composition, risk metrics, positions size, volatility and performance. The Board considered that ES Capital has demonstrated that it has the capability to effectively monitor and manage the operational risks and the performance of Merriman and other service providers to the Fund.  The Board concluded that ES Capital had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the proposed Advisory Agreements

___________

1 The Board reviewed substantially identical materials provided in connection with the consideration of the Interim Agreement on April 11, 2014 and the Successor Agreement on May 20, 2014. Consequently, differences between the Board’s considerations of the Interim Agreement and the Successor Agreement are not material.

Belvedere Alternative Income Fund

Additional Information (Unaudited)(Continued)

April 30, 2014

and that the nature, overall quality and extent of the management services to be provided by ES Capital to the Fund were satisfactory and reliable.

Performance. The Board considered that ES Capital is newly operational and did not have a record of prior performance to submit at the Board Meeting. The Board also noted that ES Capital would delegate certain portfolio management responsibilities to a sub-adviser and would not directly manage the Fund’s portfolio.  However, the Board observed that ES Capital would set investment guidelines for the Fund.  Regarding ES Capital’s oversight of the Merriman, the Board reviewed the hypothetical performance record of the proposed investment strategy to be utilized by the Fund, as compared to a benchmark index.  The hypothetical performance reflected ES Capital’s and the sub-adviser’s modeling of the Fund’s investment strategy.  The Board concluded that the hypothetical performance of the proposed investment strategy and ES Capital’s expected contribution to the operations of the Fund was satisfactory.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by ES Capital, the Board discussed the proposed advisory fee and total operating expense data included in the written materials.  The Board also reviewed the Fund’s proposed advisory fee and projected overall expenses compared to a peer group (the “Peer Group”) comprised of funds selected by ES Capital with similar investment objectives and strategies. The Board noted that ES Capital was proposing an advisory fee of 1.50% of the Fund’s average net assets under the Advisory Agreements.

The Board considered that the proposed fee would be a reduction in the advisory fee from 1.95% of the Fund’s average daily net assets under the prior investment advisory agreement with Belvedere.  The Board took into account that the current fee was compensation for materially different investment objectives and strategies than those proposed to be utilized by ES Capital and Merriman.  The Board considered the proposed advisory fee as compared to the Peer Group and noted that the proposed fee was within the range of the advisory fees of the funds in the Peer Group.  The Board noted that other Fund fees and expenses were not proposed to increase.

The Board also considered that ES Capital had agreed to enter into an advisory fee waiver agreement to waive 0.10% for at least one year.  The Board next considered the contractual operating expense limitation agreement under which ES Capital has agreed to reimburse expenses to limit net annual operating expenses to 2.65%, 3.40%, 2.40% and 2.90% of the average net assets of the Fund’s Class A, Class C, Class I and Class R shares, respectively, noting that such expense limits represented a reduction in the Fund’s operating expense ratios as compared to the Fund’s current operating expense limits. The Board concluded that the proposed contractual advisory fee and the proposed expense limitations to be paid to ES Capital were fair and reasonable.

Profitability. The Board reviewed and evaluated an estimated profitability report and analysis that ES Capital prepared.  The Board concluded that profitability was not an applicable consideration at this time.

Economies of Scale. The Board considered the extent to which the Fund would realize economies of scale as it grows and whether the proposed advisory fee reflects those economies of scale. The Board considered the Fund’s relative size and limited history of operations, and concluded that economies of scale were not relevant at this time.

Conclusion. Having requested and received such information from ES Capital as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreements, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreements, as well as the change to the Fund’s investment objective, strategies and risks, would be in the best interests of the Fund and its shareholders.

Approval of Sub-Advisory Agreement – Belvedere Alternative Income Fund

Belvedere Alternative Income Fund

Additional Information (Unaudited)(Continued)

April 30, 2014

At the Board meeting on April 11, 2014, the Board also concluded that it would be in the best interests of the Fund and its shareholders to engage Merriman as sub-adviser to the Fund. An interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”) was approved by the Board (including all of the Independent Trustees) pursuant to Rule 15a-4 under the 1940 Act.  As sub-adviser, Merriman manages the Fund’s investment portfolio on a day-to-day basis. The Interim Sub-Advisory Agreement took effect on April 16, 2014 and will terminate upon the sooner to occur of (i) September 23, 2014 or (ii) the approval by the Fund’s shareholders of a sub-advisory agreement (the “Successor Sub-Advisory Agreement” and together with the Interim Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Fund and Merriman.  At its May 20, 2014 meeting, the Board (including a majority of the Independent Trustees) recommended the approval of the Successor Sub-Advisory Agreement, with the approval of the Successor Sub-Advisory Agreement subject to shareholder approval at a meeting scheduled to take place on August 1, 2014.

In connection with the Board’s consideration of the Sub-Advisory Agreements, the Board received written materials in advance of the meetings held on April 11, 2014 and May 20, 2014 (together, the “Meetings”), which included information regarding: (i) a description of Merriman’s investment management personnel and ownership structure; (ii) an overview of Merriman’s operations and financial condition; (iii) Merriman’s proposed brokerage practices (including any soft dollar arrangements); (iv) information regarding the proposed sub-advisory fee to be charged to the Fund; (v) the anticipated level of profitability from Merriman’s fund-related operations; (vi) Merriman’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (vii) the hypothetical performance of the Fund’s proposed strategy. In evaluating the Sub-Advisory Agreements, the Board did not identify any single factor as controlling.  Matters considered by the Board regarding its approval of the Sub-Advisory Agreements included, among others, the following2:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Merriman related to the proposed Sub-Advisory Agreements, including: (i) a copy of the proposed Sub-Advisory Agreements; (ii) Merriman’s Form ADV Parts I and II; (iii) a description of the Fund’s investment objective and investment strategy; (iv) a review of the professional personnel that would perform services for the Fund, including the individual that would primarily monitor and execute the Fund’s investment strategy; (v) a review of Merriman’s financial condition; and (vi) copies of Merriman’s compliance policies and procedures, including Merriman’s  business continuity plan.

In reaching their conclusions, the Board considered the experience and qualifications of Merriman’s personnel, including the portfolio manager who would be responsible for the day-to-day management of the Fund’s portfolio.   The Board noted that the portfolio manager has extensive experience managing equity securities focused in the technology sector. The Board concluded that Merriman had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the proposed Sub-Advisory Agreements and that the nature, overall quality and extent of the management services to be provided by Merriman to the Fund were satisfactory and reliable.

Performance. The Board considered that Merriman is newly operational and did not have a record of prior performance to submit at the Board Meeting. The Board noted that Merriman’s portfolio manager has extensive investment management experience using similar investment strategies within the technology sector. The Board reviewed the hypothetical performance record of the proposed investment strategy to be utilized by the Fund, as compared to a benchmark index.  The Board concluded that, based on the hypothetical performance, Merriman’s experience and the qualifications of the proposed portfolio management team, Merriman was expected to obtain an acceptable level of investment returns to shareholders.

___________

2 The Board reviewed substantially identical materials provided in connection with the consideration of the Interim Sub-Advisory Agreement on April 11, 2014 and the Successor Sub-Advisory Agreement on May 20, 2014. Consequently, differences between the Board’s considerations of the Interim Sub-Advisory Agreement and the Successor Agreement are not material.

Belvedere Alternative Income Fund

Additional Information (Unaudited)(Continued)

April 30, 2014

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by Merriman, the Board considered that Merriman would be paid a sub-advisory fee of 0.50% of the Fund’s average daily net assets. The Board observed that Merriman would not be responsible for the management of the Fund’s operations or the payment of Fund expenses. The Board further considered the amount of the sub-advisory fee and the allocation of the sub-advisory fee as compared to the advisory fee, as well as the allocation of responsibilities between ES Capital and Merriman.  The Board noted that Merriman had agreed to enter into a sub-advisory fee waiver agreement to waive 0.10% for at least one year.  Based on the foregoing, the Board concluded that the proposed sub-advisory fee was fair and reasonable.

Profitability. The Board reviewed and evaluated an estimated profitability report and analysis that Merriman prepared.  The Board concluded that profitability was not an applicable consideration at this time.

Economies of Scale. The Board considered the extent to which the Fund would realize economies of scale as it grows and whether the proposed sub-advisory fee reflects those economies of scale. The Board considered the Fund’s relative size and limited history of operations and concluded that economies of scale were not relevant at this time.

Conclusion. Having requested and received such information from Merriman as the Board believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreements, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Sub-Advisory Agreements would be in the best interests of the Fund and its shareholders.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-851-2525 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-851-2525.

Investment Advisor

Belvedere Assets Management, LLC.

610 Newport Center Drive, Suite 600

Newport Beach, CA 92660

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/8/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/8/14

By (Signature and Title)

/s/ Jim Colantino

       Jim Colantino, Treasurer

Date

7/8/14